                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
                                                --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American Assets Investment Management, LLC
Address:   11455 El Camino Real
           Suite 363
           San Diego, CA 92130

Form 13F File Number:
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest S. Rady
Title:   Chief Investment Officer
Phone:   858-350-2600

Signature, Place, and Date of Signing:


/s/ Ernest S. Rady                          San Diego, CA           2/8/2007
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name

028-11688               Insurance Company of the West

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total:    $106,711
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name

1     028-11688               Insurance Company of the West

                           Form 13-F Information Table
                             as of December 31, 2006

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE    SHARES/   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC               com       02209s103     7,123     83,000  SH         sole                     83,000
AMERICAN INTERNATIONAL GROUP
   INC                         com       026874107     1,075     15,000  SH         sole                     15,000
BANK OF AMERICA CORP           com       060505104     4,058     76,000  SH         sole                     76,000
BEAR STEARNS COMPANIES INC     adr       073902108     2,442     15,000  SH         sole                     15,000
BP P L C SPONSORED ADR (FRM
   BP AMOCO PLC)               com       055622104     4,160     62,000  SH         sole                     62,000
CAPITAL ONE FINANCIAL CORP     com       14040h105     2,842     37,000  SH         sole                     37,000
CARDINAL HEALTH INC            com       14149y108       966     15,000  SH         sole                     15,000
CATERPILLAR INC                com       149123101     1,227     20,000  SH         sole                     20,000
CHEVRON CORPORATION            com       166764100     5,441     74,000  SH         sole                     74,000
CHUBB CORP                     com       171232101     2,857     54,000  SH         sole                     54,000
CINCINNATI FINANCIAL CORP      com       172062101       476     10,500  SH         sole                     10,500
COCA COLA CO                   com       191216100     3,136     65,000  SH         sole                     65,000
COLGATE PALMOLIVE CO           com       194162103       652     10,000  SH         sole                     10,000
COMCAST CORP NEW CL A          com       20030n101     3,175     75,000  SH         sole                     75,000
CONOCOPHILLIPS                 com       20825c104     5,180     72,000  SH         sole                     72,000
D R HORTON                     com       23331a109       662     25,000  SH         sole                     25,000
ELI LILLY & CO                 com       532457108     1,824     35,000  SH         sole                     35,000
EXXON MOBIL CORP               com       30231g102     1,916     25,000  SH         sole                     25,000
FANNIE MAE (FEDERAL NATL MTG
   ASSN)                       com       313586109     2,376     40,000  SH         sole                     40,000
FIDELITY NATIONAL FINANCIAL
   INC                         com       316326107       584     24,454  SH         sole                     24,454
FIDELITY NATIONAL INFORMATION
   SERVICES                    com       31620m106       431     10,748  SH         sole                     10,748
FREDDIE MAC-VOTING COMMON
   (FORMERLY FEDERA            com       313400301     3,395     50,000  SH         sole                     50,000
GENERAL ELECTRIC CO            com       369604103     3,721    100,000  SH         sole                    100,000
GENERAL MILLS INC              com       370334104     2,880     50,000  SH         sole                     50,000
GLAXOSMITHKLINE PLC SPONSORED
   ADR(FRM GLAX                com       37733w105     2,110     40,000  SH         sole                     40,000
HARTFORD FINANCIAL SERVICES
   GROUP INC                   com       416515104     3,266     35,000  SH         sole                     35,000
HOME DEPOT INC                 com       437076102     1,205     30,000  SH         sole                     30,000
INTEL                          com       458140100       506     25,000  SH         sole                     25,000
JOHNSON & JOHNSON              com       478160104       660     10,000  SH         sole                     10,000
JPMORGAN CHASE & CO FORMERLY
   J P MORGAN CH               com       46625h100     2,898     60,000  SH         sole                     60,000
KROGER CO                      com       501044101       461     20,000  SH         sole                     20,000
MARSH & MCLENNAN COMPANIES
   INC                         com       571748102     2,300     75,000  SH         sole                     75,000
MCDONALDS CORP                 com       580135101     2,217     50,000  SH         sole                     50,000
MCKESSON CORP                  com       58155q103     1,014     20,000  SH         sole                     20,000
MICROSOFT                      com       594918104     2,090     70,000  SH         sole                     70,000
MILLS CORP                     com       370334104     1,808     90,400  SH         sole                     90,400

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
MORGAN STANLEY                 com       617446448     3,257     40,000  SH         sole                     40,000
OVERSEAS SHIPHOLDING GROUP
   INC                         com       690368105     3,659     65,000  SH         sole                     65,000
PFIZER INC                     com       717081103     3,496    135,000  SH         sole                    135,000
ROYAL DUTCH SHELL PLC
   SPONSORED ADR REPSTG        adr       780259206     2,478     35,000  SH         sole                     35,000
UNUMPROVIDENT CORP             com       91529y106     3,533    170,000  SH         sole                    170,000
USG                            com       903293405     1,370     25,000  SH         sole                     25,000
VIACOM INC NEW CLASS B         com       92553p201     1,231     30,000  SH         sole                     30,000
WAL-MART STORES INC            com       931142103     2,771     60,000  SH         sole                     60,000
WYETH COM                      com       983024100     1,782     35,000  SH         sole                     35,000
                               ---                   -------  ---------                                   ---------
TOTAL                           45                   106,711  2,164,102                                   2,164,102
                               ===                   =======  =========                                   =========